Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for non-PEO NEOs ($)		Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)		Average Compensation Actually Paid to non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (in $ millions)	Reported Net Sales Growth (%)
2024	21,979,369	48,190,172	6,361,985	12,965,592	181.15	146.87	2,993	10.2
2023	20,767,847	42,471,951	6,072,179	11,389,954	149.29	143.18	3,165	11.1
2022	18,563,214	11,419,346	5,246,489	3,676,892	120.59	140.29	2,358	7.8
2021	16,359,898	27,844,502	5,769,074	8,859,654	130.25	143.09	1,994	19.2
2020	13,317,032	24,002,852	4,018,502	6,761,265	118.17	113.45	1,599	(3.6)

Company Selected Measure Name	reported net sales growth
Named Executive Officers, Footnote
Average Summary Compensation Table Total for non-PEO NEOs: This column represents the average total compensation value as reported in the Summary Compensation Table for Named Executive Officers other than the Principal Executive Officer. The following table lists by year the non-PEO NEOs included in the calculation of the average values in the table:

2024	2023	2022	2021	2020
Glenn S. Boehnlein	Glenn S. Boehnlein	Glenn S. Boehnlein	Glenn S. Boehnlein	Glenn S. Boehnlein
J. Andrew Pierce	J. Andrew Pierce	J. Andrew Pierce	J. Andrew Pierce	Timothy J. Scannell
Spencer S. Stiles	Spencer S. Stiles	Spencer S. Stiles	Spencer S. Stiles	Viju S. Menon
Viju S. Menon	Viju S. Menon	Viju S. Menon	Viju S. Menon	Robert S. Fletcher
Timothy J. Scannell

Peer Group Issuers, Footnote
Peer Group Total Shareholder Return: This column represents the total returns (including reinvestments of dividends) of the S&P 500 Health Care Index used for purposes of Item 201(e) of Regulation S-K. Refer to Item 5 in our 2024 Annual Report on Form 10-K for further information on the peer group. Values in this column assume $100 was invested on December 31, 2019.

PEO Total Compensation Amount	$ 21,979,369	$ 20,767,847	$ 18,563,214	$ 16,359,898	$ 13,317,032
PEO Actually Paid Compensation Amount	$ 48,190,172	42,471,951	11,419,346	27,844,502	24,002,852
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to PEO: This column represents the compensation actually paid value for our PEO calculated according to the methodology prescribed by the SEC. The following table summarizes the adjustments to the Summary Compensation Table value which resulted in the compensation actually paid amount for our PEO in 2024:

Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During the Year ($)	Year-End Fair Value of Equity Awards Granted During the Year that Remain Unvested as of Year-End ($)(1)	Change in Fair Value as of Year-End of Equity Awards Granted in Any Prior Year that Remain Unvested as of Year-End ($)(1)	Fair Value of Awards Granted During the Year that Vested During the Year ($)(1)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year ($)(1)	Compensation Actually Paid ($)
2024	21,979,369	(16,703,587)	17,683,365	18,637,412	—	6,593,613	48,190,172
______________
	(1)The fair value of equity awards (performance stock units, restricted stock units and stock option awards) is calculated in accordance with the Compensation — Stock Compensation Topic of the FASB Codification. Stock option values are derived using the Black-Scholes option pricing model. The assumptions (risk-free interest rate, expected dividend yield, expected stock price volatility and expected option life) used in the calculation of the fair value of stock option awards at each measurement date for purposes of determining the compensation actually paid amounts have been updated, as necessary, relative to the assumptions used in the grant date fair value calculations for the respective stock option awards.
Non-PEO NEO Average Total Compensation Amount	$ 6,361,985	6,072,179	5,246,489	5,769,074	4,018,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,965,592	11,389,954	3,676,892	8,859,654	6,761,265
Adjustment to Non-PEO NEO Compensation Footnote
Average Compensation Actually Paid to non-PEO NEOs: This column represents the average compensation actually paid value for our non-PEO NEOs calculated according to the methodology prescribed by the SEC. The following table summarizes the average adjustments to the average Summary Compensation Table value which resulted in the average compensation actually paid amount for our non-PEO NEOs in 2024:

Year	Average Summary Compensation Table Total ($)	Average Grant Date Fair Value of Equity Awards Granted During the Year ($)	Average Year-End Fair Value of Equity Awards Granted During the Year that Remain Unvested as of Year-End ($)(1)	Average Change in Fair Value as of Year-End of Equity Awards Granted in Any Prior Year that Remain Unvested as of Year-End ($)(1)	Average Fair Value of Awards Granted During the Year that Vested During the Year ($)(1)	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year ($)(1)	Average Compensation Actually Paid ($)
2024	6,361,985	(4,502,720)	4,766,669	4,783,070	—	1,556,588	12,965,592
______________
(1)The fair value of equity awards (performance stock units, restricted stock units and stock option awards) is calculated in accordance with the Compensation — Stock Compensation Topic of the FASB Codification. Stock option values are derived using the Black-Scholes option pricing model. The assumptions (risk-free interest rate, expected dividend yield, expected stock price volatility and expected option life) used in the calculation of the fair value of stock option awards at each measurement date for purposes of determining the compensation actually paid amounts have been updated, as necessary, relative to the assumptions used in the grant date fair value calculations for the respective stock option awards.

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid and Our Total Shareholder Return
The compensation actually paid to our PEO and other NEOs was strongly aligned to our total shareholder return during the five-year period of 2020 to 2024. This is largely a result of the significant weighting of equity-based compensation, which is directly linked to the price of our Common Stock, in the pay program for the PEO and other NEOs.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid and Our Net Income
The compensation actually paid to our PEO and other NEOs had limited alignment to our reported net income during the five-year period of 2020 to 2024. Reported net income is not used as a performance measure in the pay programs for our PEO and other NEOs, nor is it used when determining any other component of pay for this group.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Compensation Actually Paid and Our Reported Net Sales Growth
The compensation actually paid to our PEO and other NEOs was aligned to our reported net sales growth during the five-year period of 2020 to 2024. Our one-year reported net sales growth performance is used in the performance stock units program when calculating our three-year average reported net sales growth performance relative to a comparison group of companies, which has represented 50% of the target award opportunity in each grant of performance stock units.

Total Shareholder Return Vs Peer Group
Relationship of Our Total Shareholder Return and the Peer Group Total Shareholder Return
Our cumulative total shareholder return during the five-year period of 2020 to 2024 was greater than that of the S&P 500 Health Care Index.

Tabular List, Table

Reported net sales growth
Constant currency sales
Adjusted net earnings per diluted share growth
Adjusted operating income
Adjusted operating income margin

Total Shareholder Return Amount	$ 181.15	149.29	120.59	130.25	118.17
Peer Group Total Shareholder Return Amount	146.87	143.18	140.29	143.09	113.45
Net Income (Loss)	$ 2,993,000,000	$ 3,165,000,000	$ 2,358,000,000	$ 1,994,000,000	$ 1,599,000,000
Company Selected Measure Amount	0.102	0.111	0.078	0.192	(0.036)
Additional 402(v) Disclosure
Summary Compensation Table Total for PEO: This column represents the total compensation value for our PEO as reported in the Summary Compensation Table. Mr. Lobo was the PEO for each of the covered years in the table.
Total Shareholder Return: This column represents the total returns (including reinvestments of dividends) of our Common Stock assuming $100 was invested on December 31, 2019.
Net Income: This column represents our net earnings (in $ millions) as reported in conformance with GAAP.

Measure:: 1
Pay vs Performance Disclosure
Name	Reported net sales growth
Non-GAAP Measure Description
Reported Net Sales Growth: This column represents the annual percentage change in our reported net sales as reported in conformance with GAAP. We believe this measure is the most important financial performance measure (that is otherwise not required to be disclosed in the Pay versus Performance table) used in linking compensation actually paid to our PEO and other NEOs to our performance for the most recently completed fiscal year. Sales metrics are prominently used in the NEOs' annual bonus plans and performance stock unit awards. Our reported net sales growth in 2024 is a large factor in determining the fair value as of December 31, 2024 for three performance stock unit cycles (the grants of performance stock units made in 2022, 2023 and 2024) thereby significantly influencing the 2024 total compensation actually paid amounts to our PEO and other NEOs.

Measure:: 2
Pay vs Performance Disclosure
Name	Constant currency sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted net earnings per diluted share growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted operating income margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,703,587)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,683,365
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,637,412
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,593,613
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,502,720)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,766,669
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,783,070
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,556,588